Statement of Changes in Net Assets Available for Benefits - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant contributions	$ 74,924
Company matching contributions	18,651
Company core contributions	32,900
Total contributions	126,475
Investment income:
Interest income	2,651
Dividend income	44,471
Net appreciation in the fair value of investments	242,386
Total investment income	289,508
Total additions	415,983
Deductions:
Benefits paid to participants	335,556
Administrative expenses	477
Total deductions	336,033
Net increase	79,950
Net assets available for benefits:
Beginning of year	2,743,458
End of year	$ 2,823,408